LAND USE RIGHTS (Details)	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($) m² item	Dec. 31, 2015 CNY (¥) m² item
Intangible assets
Amortization expense of land use right	¥ 58,000,000	¥ 5,000,000	¥ 7,000,000
Net book value		104,568,868		$ 15,796,749	¥ 102,328,181
Land use right
Intangible assets
Number of land use rights | item				3	3
Amortization expense of land use right	¥ 2,200,000	¥ 2,900,000	¥ 3,200,000
Land use right | Shanghai
Intangible assets
Cost					¥ 68,000,000
Square meters | m²				17,000	17,000
Use right years	50 years
Land use right | Nantong
Intangible assets
Cost					¥ 49,000,000
Square meters | m²				19,500	19,500
Use right years	40 years
Land use right | Chengdu
Intangible assets
Cost					¥ 10,000,000
Square meters | m²				9,000	9,000
Use right years	50 years